Acquisitions (Details) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			3 Months Ended		12 Months Ended		12 Months Ended																											3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Remy Acquisition of USA [Member]	Dec. 31, 2013 O'Charley's and ABRH [Member]	Dec. 31, 2012 O'Charley's and ABRH [Member]	Sep. 30, 2013 Remy	Dec. 31, 2012 Remy	Aug. 14, 2012 Remy	Dec. 31, 2013 O'Charley's	Dec. 31, 2013 ABRH [Member]	May 11, 2012 ABRH [Member]	Dec. 31, 2013 J.Alexanders [Member]	Dec. 31, 2012 J.Alexanders [Member]	Nov. 26, 2012 J.Alexanders [Member]	Mar. 31, 2014 LPS Acquisition [Member]	Mar. 31, 2013 LPS Acquisition [Member]	Dec. 31, 2013 LPS Acquisition [Member]	Jan. 02, 2014 LPS Acquisition [Member]	Dec. 31, 2013 Digital Insurance	Dec. 31, 2013 Remy	Sep. 30, 2013 Remy	Dec. 31, 2013 ABRH [Member]	Aug. 14, 2012 Remy	Mar. 31, 2014 Developed Technology Rights [Member] LPS Acquisition [Member]	Jan. 02, 2014 Developed Technology Rights [Member] LPS Acquisition [Member]	Jan. 02, 2014 Trade Accounts Receivable [Member] LPS Acquisition [Member]	Jan. 02, 2014 Investments [Member] LPS Acquisition [Member]	Jan. 02, 2014 Prepaid Expenses and Other Current Assets [Member] LPS Acquisition [Member]	Jan. 02, 2014 Property, Plant and Equipment, Other Types [Member] LPS Acquisition [Member]	Jan. 02, 2014 Computer Software, Intangible Asset [Member] LPS Acquisition [Member]	Jan. 02, 2014 Other Intangible Assets [Member] LPS Acquisition [Member]	Jan. 02, 2014 Receivable [Domain] LPS Acquisition [Member]	Jan. 02, 2014 Goodwill [Member] LPS Acquisition [Member]	Jan. 02, 2014 Assets, Total [Member] LPS Acquisition [Member]	Jan. 02, 2014 Net Assets, Segment [Member] LPS Acquisition [Member]	Mar. 31, 2014 purchased technology [Member] LPS Acquisition [Member]	Jan. 02, 2014 purchased technology [Member] LPS Acquisition [Member]	Mar. 31, 2014 Trade Names [Member] LPS Acquisition [Member]	Jan. 02, 2014 Trade Names [Member] LPS Acquisition [Member]	Mar. 31, 2014 Customer Relationships [Member] LPS Acquisition [Member]	Jan. 02, 2014 Customer Relationships [Member] LPS Acquisition [Member]	Jan. 02, 2014 Notes Payable, Other Payables LPS Acquisition [Member]	Jan. 02, 2014 Reserve for title claims [Member] LPS Acquisition [Member]	Jan. 02, 2014 Other Liabilities [Member] LPS Acquisition [Member]	Jan. 02, 2014 Liabilities, Total [Member] LPS Acquisition [Member]	Mar. 31, 2014 Cash [Member] LPS Acquisition [Member]	Mar. 31, 2014 Indefinite-lived Intangible Assets [Member] Developed Technology Rights [Member] LPS Acquisition [Member]	Jan. 02, 2014 Indefinite-lived Intangible Assets [Member] Developed Technology Rights [Member] LPS Acquisition [Member]	Mar. 31, 2014 Indefinite-lived Intangible Assets [Member] Title Plant LPS Acquisition [Member]	Jan. 02, 2014 Indefinite-lived Intangible Assets [Member] Title Plant LPS Acquisition [Member]
Business Acquisition
Intangible Assets, Net (Excluding Goodwill)	$ 1,715,000,000	$ 619,000,000	$ 651,000,000														$ 1,863,000,000			$ 1,939,000,000						$ 725,000,000	$ 750,000,000											$ 21,000,000	$ 23,000,000	$ 33,000,000	$ 34,000,000	$ 1,008,000,000	$ 1,056,000,000						$ 52,000,000	$ 52,000,000	$ 24,000,000	$ 24,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest																				590,000,000								184,000,000	77,000,000	60,000,000	149,000,000	773,000,000	1,166,000,000	36,000,000	2,794,000,000	5,239,000,000	3,087,000,000							1,091,000,000	30,000,000	441,000,000	2,152,000,000
Business Acquisition, Share Price					$ 40,000,000												$ 37.14
Purchased shares in business combination																									1,500,000
Investment Owned, Balance, Shares																									16,300,000
Equity Method Investment, Ownership Percentage																							47.00%	45.00%
Business Acquisition, Percentage of Voting Interests Acquired																	65.00%					51.00%	51.00%	55.00%
Price per share purchased																$ 0
Payments to Acquire Businesses, Gross		25,000,000	254,000,000	0			122,000,000		31,000,000								3,400,000,000																															2,535,000,000
Cash Acquired from Acquisition						(35,000,000)		0						(7,000,000)			(287,000,000)				(3,000,000)
Investments in unconsolidated affiliates	315,000,000	357,000,000	392,000,000							179,000,000	14,000,000		37,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain								0			7,000,000	0
Business Combination, Bargain Purchase, Gain Recognized, Amount		0	(48,000,000)									48,000,000
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net		14,000,000	462,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		814,000,000	766,000,000
Business Acquisition, Pro Forma Revenue																	2,089,000,000	2,522,000,000
Business Acquisition, Pro Forma Net Income (Loss)																	29,000,000	144,000,000
Adjustments to Additional Paid in Capital, Other		511,000,000	11,000,000								11,000,000
Payments to Acquire Businesses, Net of Cash Acquired		25,000,000	26,000,000	0											72,000,000		2,248,000,000		28.10
Stock Issued During Period, Value, Acquisitions	839,000,000																839,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	26,000,000																25,920,078		9.04
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																	35.00%
Business Combination, Consideration Transferred																	$ 3,087,000,000